4. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of financial assets

Company’s Management classifies its financial assets upon initial recognition.

	2020	2019

Cash and banks	100,008	101,928
Unrestrictedly available financial investments:
Bank Deposit Certificates (CDB)/Repurchase and resale agreements	2,475,282	2,182,882

	2,575,290	2,284,810